LOANS AND DEBENTURES (Details 4) R$ in Millions	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings	R$ 10,580
Promissory Notes and Sureties [member]
IfrsStatementLineItems [Line Items]
Borrowings	4,871
Guarantee and Receivables [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,663
Receivables [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,998
Shares [member]
IfrsStatementLineItems [Line Items]
Borrowings	2
Unsecured [member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 1,046